Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended
Sep. 30, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	As of	As of
	September 30, 2024	March 31, 2024
	USD	USD
Accrued payroll and benefits	1,293,307	1,092,629
Professional fees and other accrued expenses	15,791	2,733
Interest payable	—	9,450
	1,309,098	1,104,812